Related Company Transactions - Transactions (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Employee Services [Member]
Related Party Transaction [Line Items]
Related company transaction	$ (131.9)		$ 0		$ 0
Corporate Expenses [Member]
Related Party Transaction [Line Items]
Related company transaction	(25.9)		(27.4)		(28.0)
Terminal Expense [Member]
Related Party Transaction [Line Items]
Related company transaction	(16.1)	[1]	(12.4)	[1]	(10.4)	[1]
Interest Expense, Net [Member]
Related Party Transaction [Line Items]
Related company transaction	(8.2)		(0.8)		1.4
Software Amortization [Member]
Related Party Transaction [Line Items]
Related company transaction	(2.6)		(2.6)		(2.6)
Other Expense [Member]
Related Party Transaction [Line Items]
Related company transaction	$ (0.3)		$ (4.6)		$ (7.0)

[1]	Terminal services are provided by FTVM and Nafta Rail.